Shareholder Fees - FidelitySAIMunicipalBondIndexFund-PRO	Aug. 29, 2023 USD ($)
FidelitySAIMunicipalBondIndexFund-PRO | Fidelity SAI Municipal Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none